Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Valuation Assumptions used in Determining Fair Value
The main inputs and assumptions into the fair value model for the Second Lien Notes at December 31, 2019 were as follows:

Risk-free interest rate	1.61%
Credit spreads	22.86%
PIK premium spread	2.00%
Volatility	50.00%